SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2019
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations

	Thousands of Yen
	2017	2018	2019
Cost of revenue	¥24,758	¥20,883	¥9,188
Selling, general and administrative expenses	28,274	52,963	13,808
Pre-tax share-based compensation expense	53,032	73,846	22,996
Income tax benefit	—	(8,762)	(1,365)
Total share-based compensation expense, net of tax
	¥53,032	¥65,084	¥21,631

Schedule of weighted-average assumptions used in estimating the fair value of options granted

	2017	2018	2019
Expected life of stock option (years)	4.2	4.7	4.4
Expected volatility	71.9%	67.8%	57.9%
Risk-free interest rate	0.2%	-0.1%	-0.2%
Expected dividend yield	0.2%	0.1%	0.2%

Schedule of weighted-average grant-date fair value per option to purchase one share

	Thousands of Yen
	2017	2018	2019
Weighted-average grant-date fair value per option to purchase one share	¥373	¥397	¥356

Summary of stock option activity

			Weighted-average	Aggregate
		Weighted-average	remaining	intrinsic value
		exercise price	contractual term	(Thousands of
	Shares	(Yen)	(in years)	Yen)
Outstanding―April 1, 2018	1,457,100	¥771	3.8	¥285,816
Granted	196,600	836
Exercised	(94,000)	723
Forfeited	(543,200)	741
Expired	(49,000)	834
Outstanding—March 31, 2019	967,500	¥776	3.3	¥17,890
Vested and expected to vest ― March 31, 2019	967,500	¥776	3.3	¥17,890
Exercisable—March 31, 2019	385,500	¥647	1.2	¥17,890

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value

		Weighted-Average
		Grant Date Fair
	Shares	Value
Unvested—April 1, 2018	1,061,100	¥418
Granted	196,600	356
Vested	(132,500)	605
Forfeited	(543,200)	424
Outstanding—March 31, 2019	582,000	¥348